Performance B.6.3. Deferred tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	$ 4	$ 1
Deferred tax assets	167	153	$ 141
Deferred tax liabilities	(149)	(149)	(140)
Acquisitions	(3)
(Charge)/credit to income statement	58	3
Charge to Other Comprehensive Income	0	0
Exchange differences	(41)	0
End of period	18	4
Deductible temporary differences	5,531	5,987
Unrecognized tax losses	5,226	5,705
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,313
Deferred tax liabilities	149	149	140
Deferred tax liabilities, intragroup dividends	39	44	26
Millicom International Cellular S.A.
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	4,800
Unrecognized tax losses, expiring 17 years	1,300
Unrecognized tax losses that do not expire	3,500
Luxembourg
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	4,848	5,283
Colombia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	361	379
Sweden
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1	15
Panama
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	8	22
The Netherlands
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3	3
Bolivia
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	3	3
Curacao
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	0	1
United Kingdom
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1	1
Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	14	25	11
Deferred tax liabilities	(14)	(25)	(11)
Deferred tax liabilities	14	25	11
Fixed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(23)	(33)
Acquisitions	4
(Charge)/credit to income statement	21	10
Charge to Other Comprehensive Income	1	0
Exchange differences	(19)	0
End of period	(16)	(23)
Deductible temporary differences	119	112
Fixed assets | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	76	92	88
Deferred tax liabilities	(92)	(115)	(121)
Deferred tax liabilities	92	115	121
Unused tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	0	0
Acquisitions	0
(Charge)/credit to income statement	0	0
Charge to Other Comprehensive Income	0	0
Exchange differences	0	0
End of period	0	0
Deductible temporary differences	5,226	5,705
Unused tax losses | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0		0
Deferred tax liabilities	0		0
Deferred tax liabilities	0		0
Unremitted earnings
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	(47)	(26)
Deferred tax liabilities	0	(803)	(672)
Acquisitions	0
(Charge)/credit to income statement	8	(21)
Charge to Other Comprehensive Income	0	0
Exchange differences	0	0
End of period	(39)	(47)
Deferred tax liabilities	0	803	672
Unremitted earnings | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	0	0	0
Deferred tax liabilities	(39)	(47)	(26)
Deferred tax liabilities	39	47	26
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of period	74	60
Acquisitions	(7)
(Charge)/credit to income statement	29	14
Charge to Other Comprehensive Income	(1)	0
Exchange differences	(22)	0
End of period	73	74
Deductible temporary differences	186	170
Other | Before Offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets	105	86	64
Deferred tax liabilities	(32)	(12)	(4)
Deferred tax liabilities	32	12	$ 4
Within one year
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	0	1
Within one to five years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	12	25
Between five to fifteen years
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	1,625	1,715
No expiry
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unrecognized tax losses	$ 3,589	$ 3,964